Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 545	¥ 1,364
Net actuarial loss	(28,863)	(28,389)
Net transition obligation	0	0
Total recognized in accumulated other comprehensive loss, pre-tax	(28,318)	(27,025)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	1,446	594
Net actuarial loss	(12,293)	(14,711)
Net transition obligation	0
Total recognized in accumulated other comprehensive loss, pre-tax	¥ (10,847)	¥ (14,117)